united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 08/31/17

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA YORKVILLE MLP PORTFOLIO
August 31, 2017

Shares			Value
	COMMON STOCK - 99.3%
	MINING - 9.7%
41,240	Emerge Energy Services LP *		$ 270,534
30,680	Hi-Crush Partners LP *		245,440
			515,974
	OIL & GAS - 21.4%
12,690	Antero Midstream Partners LP		428,541
13,920	Dominion Energy Midstream Partners LP		398,808
31,134	Sanchez Production Partners LP		311,340
			1,138,689
	PIPELINES - 61.6%
8,400	Cheniere Energy, Inc. *		359,436
20,200	Energy Transfer Equity LP		350,874
15,795	Energy Transfer Partners LP		300,263
4,880	EQT Midstream Partners LP		372,686
18,110	Kinder Morgan, Inc.		350,066
12,035	MPLX LP		413,041
8,180	Phillips 66 Partners LP		390,840
14,130	SemGroup Corp.		363,141
13,570	Shell Midstream Partners LP		375,482
			3,275,829
	TRANSPORTATION - 6.6%
16,180	Golar LNG Ltd.		350,782

	TOTAL COMMON STOCK (Cost - $6,145,651)		5,281,274

	SHORT-TERM INVESTMENTS - 2.2%
115,084	Milestone Treasury Obligations Portfolio, Institutional Class ^
	(Cost - $115,084)		115,084

	TOTAL INVESTMENTS - 101.5% (Cost - $6,260,735) (a)		$ 5,396,358

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %		(79,994)

	NET ASSETS - 100.0%		$ 5,316,364

	* Non Income producing security
	LP - Limited Partnership
	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,171,941 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 52,149
		Unrealized depreciation:	(827,732)
		Net unrealized depreciation:	$ (775,583)

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 97.2%
	BONDS - 14.3%
70	iShares Barclays USD Asia High Yield Bond Index		$ 765
52	iShares Core U.S. Aggregate Bond ETF		5,743
160	PIMCO Active Bond Exchange-Traded Fund		17,187
1	PIMCO Enhanced Low Duration Active		101
210	PIMCO Enhanced Short Maturity Active		21,376
177	SPDR Doubleline Total Return Tactical ETF		8,769
37	Vanguard Total Bond Market ETF		3,053
25	Vanguard Total International Bond ETF		1,372
			58,366
	EQUITY FUNDS - 39.2%
11	AdvisorShares STAR Global Buy-Write ETF		324
67	First Trust Dow Jones Select Microcap Index Fund		2,883
229	Guggenheim S&P 500 Equal Weight ETF		21,347
10	Guggenheim S&P 500 Pure Value ETF		596
9	Guggenheim S&P Spin-Off ETF		444
201	iShares Edge MSCI Min Vol USA ETF		10,110
93	iShares Edge MSCI USA Momentum Factor ETF		8,680
383	iShares Edge MSCI USA Quality Factor ETF		28,909
163	iShares Micro-Cap ETF		14,243
4	iShares Russell 1000 ETF		551
6	iShares Russell 1000 Growth ETF		743
1	iShares Russell 2000 ETF		140
3	iShares Russell 2000 Growth ETF		510
1	iShares Russell 2000 Value ETF		116
6	iShares Russell Mid-Cap Growth ETF		662
1	iShares Russell Mid-Cap Value ETF		83
385	iShares Russell Top 200 ETF		21,883
6	ISHARES S&P/TSX SMALLCAP INDEX ETF		76
436	Oppenheimer Large Cap Revenue ETF		20,318
19	SPDR S&P 600 Small CapETF		2,306
82	SPDR S&P500 ETF Trust		20,294
45	Vanguard Russell 2000 ETF		5,052
			160,270
	INTERNATIONAL FUNDS - 22.7%
1	AdvisorShares Dorsey Wright ADR ETF		24
1	Columbia India Consumer ETF		72
3	Deutsche X-trackers Harvest CSI 300 China		120
3	Deutsche X-trackers MSCI South Korea Hedged Equity		71
16	Global X MSCI Nigeria ETF		449
12	Guggenheim China Small Cap ETF		353
1	Highland/iBoxx Senior Loan ETF		27
4	iShares Edge MSCI Min Vol Emerging Markets ETF		173
6	iShares Edge MSCI Min Vol Global ETF		182
136	iShares Latin America 40 ETF		7,907
189	iShares MSCI All Country Asia ex Japan ETF		8,473
4	iShares MSCI Brazil Capped ETF		397
9	iShares MSCI EAFE ETF		399
1	iShares MSCI Emerging Markets ETF		49
1	iShares MSCI Frontier 100 ETF		67
3	iShares MSCI Germany Small-Cap ETF		172
1	iShares MSCI Indonesia ETF		53
58	iShares MSCI Ireland Capped ETF		4,713
1,862	iShares MSCI Japan ETF		23,387
3	iShares MSCI Philippines ETF		209
1	iShares MSCI Thailand Capped ETF		58
1	iShares MSCI UAE Capped ETF		27
6	iShares MSCI United Kingdom ETF		401
30	iShares MSCI United Kingdom Small-Cap ETF		1,034
331	PowerShares Global Listed Private Equity		17,877
3	SPDR S&P Emerging Asia Pacific ETF		339
404	SPDR S&P International Small Cap ETF		21,028
36	VanEck Vectors Africa Index ETF		2,606
2	VanEck Vectors Brazil Small-Ca		88
3	VanEck Vectors Egypt Index ETF		164
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 97.2% (continued)
	INTERNATIONAL FUNDS - 22.7% (continued)
7	VanEck Vectors India Small-Cap Index ETF		$ 285
3	VanEck Vectors Russia ETF		78
1	VanEck Vectors Russia Small-Cap ETF		29
1	VanEck Vectors Vietnam ETF		35
1	Vanguard FTSE All World ex-US Small-Cap ETF		36
6	Vanguard FTSE All-World ex-US ETF		128
1	Vanguard FTSE Emerging Markets ETF		43
3	Vanguard Total International Stock ETF		64
1	Vanguard Total World Stock ETF		18
1	WisdomTree Emerging Markets SmallCap Dividend		83
1	WisdomTree Europe SmallCap Dividend Fund		40
7	WisdomTree International SmallCap Dividend Fund		237
39	WisdomTree Japan Hedged Quality Dividend Growth		714
7	WisdomTree Japan Hedged SmallCap Equity Fund		103
			92,811
	PREFERRED FUND - 0.1%
15	PowerShares Financial Preferred Portfolio		285

	SECTOR FUNDS - 20.9%
63	Alerian MLP ETF		706
3	AlphaClone Alternative Alpha ETF		123
31	ELEMENTS LINKED TO THE ROGERS INTERNATIONAL		155
4	Energy Select Sector SPDR Fund		252
1	FIRST ASSET ACTIVE UTILITY & INFRASTRUCTURE ETF		8
21	First Trust Dow Jones Internet Index Fund		2,111
4	First Trust Financial AlphaDEX Fund		116
563	FlexShares Quality Dividend Index Fund		23,274
3	iPath Bloomberg Coffee Subindex Total Return ETN		50
51	iPath Bloomberg Commodity Index Total Return ETN		1,189
4	IPATH S&P 500 VIX SHORT-TERM FUTURES ETN		185
19	IQ Merger Arbitrage ETF		579
1	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF		19
1	iShares Global Clean Energy ETF		9
19	iShares iBoxx $ High Yield Corporate Bond ETF		1,683
19	iShares JP Morgan USD Emerging Markets Bond ETF		2,225
1	iShares North American Tech-Software ETF		147
6	iShares S&P GSCI Commodity Indexed Trust		87
3	iShares S&P/TSX Capped Materials Index ETF		32
19	iShares Short Treasury Bond ETF		2,097
3	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE		99
76	iShares U.S. Real Estate ETF		6,171
4	KraneShares CSI China Internet ETF		225
1	Materials Select Sector SPDR Fund		55
46	Peritus High Yield ETF		1,651
16	PowerShares Buyback Achievers Portfolio		863
1	PowerShares Chinese Yuan Dim Sum Bond Portfolio		23
4	PowerShares DB Commodity Index Tracking Fund		60
12	PowerShares DB US Dollar Index Bullish Fund		288
19	PowerShares DWA Momentum Portfolio		921
19	PowerShares Global Short Term High Yield Bond		460
1	PowerShares KBW Property & Casualty Insurance		58
4	PowerShares S&P SmallCap Energy Portfolio		48
3	PowerShares S&P SmallCap Health Care Portfolio		264
4	PowerShares S&P SmallCap Information Technology		297
3	PowerShares Senior Loan Portfolio		69
3	ProShares Short VIX Short-Term Futures ETF		241
3	SPDR Barclays Euro High Yield Bond UCITS ETF		208
40	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		1,830
16	SPDR Bloomberg Barclays Convertible Securities		816
85	SPDR Bloomberg Barclays High Yield Bond ETF		3,167
18	SPDR Dow Jones Global Real Estate ETF		869
195	SPDR Dow Jones International Real Estate ETF		7,648
1	SPDR Gold Shares		126
2	SPDR Nuveen S&P High Yield Municipal Bond ETF		115
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 97.2% (continued)
	SECTOR FUNDS - 20.9% (continued)
1	SPDR S&P Insurance ETF		$ 88
4	SPDR S&P Regional Banking ETF		208
1	SPDR S&P Retail ETF		39
10	Teucrium Wheat Fund		65
22	VanEck Vectors Emerging Markets High Yield Bond		545
4	VanEck Vectors Fallen Angel High Yield Bond ETF		120
4	VanEck Vectors International High Yield Bond ETF		103
3	VanEck Vectors J.P. Morgan EM Local Currency Bond		58
169	VanEck Vectors Natural Resource ETF		5,786
1	VanEck Vectors Semiconductor ETF		89
235	Vanguard Global ex-U.S. Real Estate ETF		13,933
6	Vanguard REIT ETF		504
19	Vanguard Total Stock Market ETF		2,413
			85,574

	TOTAL EXCHANGE TRADED FUNDS (Cost - $392,720)		397,306

`	OPEN ENDED FUNDS - 2.9%
206	Altegris Futures Evolution Strategy Fund		2,008
382	American Beacon Sound Point Floating Rate Income		3,954
226	AQR Managed Futures Strategy Fund		2,002
383	Semper MBS Total Return Fund		4,101
	TOTAL OPEN ENDED FUNDS (Cost - $12,054)		12,065

	SHORT-TERM INVESTMENTS - 31.3%
127,775	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $127,775)		127,775

	TOTAL INVESTMENTS - 131.4% (Cost - $532,549 (a)		$ 537,146

	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.4) %		(128,394)

	NET ASSETS - 100.0%		$ 408,752

	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $532,549, excluding swaps, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,694
		Unrealized depreciation:	(97)
		Net unrealized appreciation:	$ 4,597

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Canadian Dollar	9/21/2017	BNY	(276)	$ (220)	$ (2)
Euro	9/21/2017	BNY	(373)	(444)	-
				$ (664)	$ (2)

Total Unrealized Loss On Forward Currency Contracts					$ (2)

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EQUITY HEDGE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 51.3%
	BONDS - 0.1%
3	SPDR Doubleline Total Return Tactical ETF		$ 149

	EQUITY FUNDS - 20.1%
11	Guggenheim S&P 500 Equal Weight ETF		9,229
67	Guggenheim S&P 500 Pure Value ETF		6,735
229	Hull Tactical US ETF		245
10	iShares Micro-Cap ETF		9,437
9	iShares Russell 1000 ETF		6,745
201	iShares Russell 1000 Growth ETF		7,806
93	iShares Russell 1000 Value ETF		811
383	iShares Russell 2000 ETF		838
163	iShares Russell 2000 Growth ETF		5,099
4	iShares Russell 2000 Value ETF		465
6	iShares Russell Mid-Cap Growth ETF		6,841
1	iShares Russell Mid-Cap Value ETF		748
3	ISHARES S&P/TSX SMALLCAP INDEX ETF		913
			55,911
	INTERNATIONAL FUNDS - 16.7%
51	Columbia India Consumer ETF		2,202
127	Deutsche X-trackers Harvest CSI 300 China		3,735
10	Deutsche X-trackers MSCI South Korea Hedged Equity		294
5	Global X MSCI Argentina ETF		149
41	Global X MSCI Nigeria ETF		881
158	Guggenheim China Small Cap ETF		4,432
2	iShares China Large-Cap ETF		88
13	iShares Latin America 40 ETF		449
7	iShares MSCI All Country Asia ex Japan ETF		504
5	iShares MSCI All Peru Capped ETF		187
39	iShares MSCI Brazil Capped ETF		1,560
52	iShares MSCI EAFE ETF		3,479
52	iShares MSCI Frontier 100 ETF		1,577
30	iShares MSCI Germany Small-Cap ETF		1,723
16	iShares MSCI Indonesia ETF		430
26	iShares MSCI Ireland Capped ETF		1,139
12	iShares MSCI Japan ETF		657
5	iShares MSCI Japan Small-Cap ETF		365
9	iShares MSCI Philippines ETF		322
3	iShares MSCI Poland Capped ETF		82
4	iShares MSCI Taiwan Capped ETF		150
12	iShares MSCI Thailand Capped ETF		993
21	iShares MSCI UAE Capped ETF		373
6	iShares MSCI United Kingdom ETF		203
23	iShares MSCI United Kingdom Small-Cap ETF		917
1	SPDR EURO STOXX 50 ETF		40
60	SPDR S&P Emerging Asia Pacific ETF		5,953
4	VanEck Vectors Africa Index ETF		96
29	VanEck Vectors Brazil Small-Ca		683
9	VanEck Vectors Egypt Index ETF		244
19	VanEck Vectors India Small-Cap Index ETF		1,096
2	VanEck Vectors Israel ETF		57
62	VanEck Vectors Russia ETF		1,322
18	VanEck Vectors Russia Small-Cap ETF		775
81	VanEck Vectors Vietnam ETF		1,189
43	Vanguard FTSE Emerging Markets ETF		1,905
28	Vanguard Total World Stock ETF		1,949
21	WisdomTree Emerging Markets SmallCap Dividend		1,033
2	WisdomTree Europe SmallCap Dividend Fund		134
22	WisdomTree Japan Hedged Quality Dividend Growth		575
64	WisdomTree Japan Hedged SmallCap Equity Fund		2,605
			46,546
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EQUITY HEDGE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 51.3% (continued)
	PREFERRED FUND -1.0%
154	PowerShares Financial Preferred Portfolio		$ 2,931

	SECTOR FUNDS - 13.4%
146	Alerian MLP ETF		1,635
50	AlphaClone Alternative Alpha ETF		2,054
7	Consumer Discretionary Select Sector SPDR Fund		628
22	Energy Select Sector SPDR Fund		1,385
27	First Trust Dow Jones Internet Index Fund		2,714
47	First Trust Financial AlphaDEX Fund		1,363
2	IQ Merger Arbitrage ETF		61
20	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF		385
8	iShares Nasdaq Biotechnology ETF		2,667
10	iShares North American Tech-Software ETF		1,473
2	ISHARES SILVER TRUST		33
3	iShares U.S. Consumer Services ETF		490
8	iShares U.S. Medical Devices ETF		1,328
3	iShares US Pharmaceuticals ETF		465
41	KraneShares CSI China Internet ETF		2,304
13	Materials Select Sector SPDR Fund		716
5	PowerShares Chinese Yuan Dim Sum Bond Portfolio		117
2	PowerShares DWA Consumer Cyclicals Momentum		91
55	PowerShares S&P SmallCap Energy Portfolio		667
35	PowerShares S&P SmallCap Health Care Portfolio		3,080
45	PowerShares S&P SmallCap Information Technology		3,344
3	PowerShares Water Resources Portfolio		81
1	ProShares Short VIX Short-Term Futures ETF		80
128	SPDR Bloomberg Barclays Convertible Securities		6,531
2	SPDR Gold Shares		252
41	SPDR S&P Regional Banking ETF		2,133
1	VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF		59
5	VanEck Vectors Junior Gold Miners ETF		180
11	VanEck Vectors Semiconductor ETF		974
			37,290

	TOTAL EXCHANGE TRADED FUNDS (Cost - $139,209)		142,826

`	OPEN ENDED FUNDS - 9.6%
1,844	American Beacon Sound Point Floating Rate Income		19,102
709	Semper MBS Total Return Fund		7,584
	TOTAL OPEN ENDED FUNDS (Cost - $26,686)		26,686

	SHORT-TERM INVESTMENTS -38.8%
107,867	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $107,867)		107,867

	TOTAL INVESTMENTS - 99.7% (Cost - $273,763) (a)		$ 277,379

	OTHER ASSETS LESS LIABILITIES - 0.3%		727

	NET ASSETS - 100.0%		$ 278,106

	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $273,763, excluding swaps, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,638
		Unrealized depreciation:	(22)
		Net unrealized appreciation:	$ 3,616

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EQUITY HEDGE PORTFOLIO
August 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Buy:
Japanese Yen	9/21/2017	BNY	38,833	$ 353	$ (4)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
British Pound	9/21/2017	BNY	(367)	$ (473)	$ -
Canadian Dollar	9/21/2017	BNY	(1,246)	(994)	(4)
Euro	9/21/2017	BNY	(1,015)	(1,208)	(11)
				$ (2,675)	$ (15)

Total Unrealized Loss On Forward Currency Contracts					$ (19)

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 64.8%
	BONDS - 0.1%
12	SPDR Doubleline Total Return Tactical ETF		$ 594

	EQUITY FUNDS - 7.0%
110	Direxion Daily Small Cap Bull 3X Shares		5,979
20	iShares Micro-Cap ETF		1,748
12	iShares Russell 2000 Growth ETF		2,040
159	iShares Russell 2000 Value ETF		18,473
2	iShares Russell Mid-Cap Value ETF		166
6	ProShares UltraPro S&P 500		661
			29,066
	INTERNATIONAL FUNDS - 16.7%
4	Columbia India Consumer ETF		173
136	Deutsche X-trackers Harvest CSI 300 China		4,000
14	Global X MSCI Nigeria ETF		301
212	Guggenheim China Small Cap ETF		5,946
41	IQ Canada Small Cap ETF		741
8	iShares JP Morgan USD Emerging Markets Bond ETF		937
6	iShares MSCI Emerging Markets ETF		269
69	iShares MSCI Japan ETF		3,775
57	VanEck Vectors Africa Index ETF		1,361
24	VanEck Vectors Egypt Index ETF		650
371	VanEck Vectors Emerging Markets High Yield Bond		9,190
20	VanEck Vectors India Small-Cap Index ETF		1,154
230	VanEck Vectors J.P. Morgan EM Local Currency Bond		4,464
49	VanEck Vectors Russia ETF		1,045
37	VanEck Vectors Russia Small-Cap ETF		1,593
240	Vanguard FTSE Emerging Markets ETF		10,632
102	Vanguard Total World Stock ETF		7,100
92	WisdomTree Europe SmallCap Dividend Fund		6,185
157	WisdomTree Japan Hedged Quality Dividend Growth		4,106
130	WisdomTree Japan Hedged SmallCap Equity Fund		5,291
			68,913
	PREFERRED FUND - 1.0%
206	PowerShares Financial Preferred Portfolio ( Cost - $3,906 )		3,920

	SECTOR FUNDS - 40.0%
45	AlphaClone Alternative Alpha ETF		1,849
6	Consumer Discretionary Select Sector SPDR Fund		538
2	Direxion Daily 20 Year Plus Treasury Bull 3x		45
37	First Trust Financial AlphaDEX Fund		1,073
1,952	IQ Merger Arbitrage ETF		59,516
444	iShares iBoxx $ High Yield Corporate Bond ETF		39,338
14	ISHARES STOXX EUROPE 600 BANKS UCITS ETF DE		297
41	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE		1,348
41	KraneShares CSI China Internet ETF		2,304
22	PowerShares DWA Energy Momentum Portfolio		691
1,358	PowerShares Global Short Term High Yield Bond		32,883
41	PowerShares KBW Property & Casualty Insurance		2,359
49	PowerShares Senior Loan Portfolio		1,134
33	SPDR Barclays Euro High Yield Bond UCITS ETF		2,285
16	SPDR Bloomberg Barclays Convertible Securities		816
18	SPDR S&P Insurance ETF		1,591
26	SPDR S&P Regional Banking ETF		1,353
94	SPDR S&P Retail ETF		3,682
407	VanEck Vectors Fallen Angel High Yield Bond ETF		12,218
			165,321

	TOTAL EXCHANGE TRADED FUNDS (Cost - $265,329)		267,814

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2017

Shares			Value
`	OPEN ENDED FUNDS - 31.9%
4,188	Kellner Merger Fund		$ 45,104
2,491	Merger Fund/The		39,878
4,361	Semper MBS Total Return Fund		46,663
	TOTAL OPEN ENDED FUNDS (Cost - $131,555)		131,645

	SHORT-TERM INVESTMENTS - 35.4%
145,990	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $145,990)		145,990

	TOTAL INVESTMENTS - 132.1% (Cost - $542,874) (a)		$ 545,449

	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.1) %		(132,492)

	NET ASSETS - 100.0%		$ 412,957

	* Non-income producing securities.
	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.
	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $542,874, excluding swaps, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,691
		Unrealized depreciation:	(116)
		Net unrealized appreciation:	$ 2,575

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	9/21/2017	BNY	951	754	$ (2)
Australian Dollar	9/21/2017	BNY	985	781	(4)
British Pound	9/21/2017	BNY	426	549	(1)
British Pound	9/21/2017	BNY	441	569	(2)
Japanese Yen	9/21/2017	BNY	320,879	2,918	(34)
Japanese Yen	9/21/2017	BNY	332,381	3,023	(12)
					(55)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Euro	9/21/2017	BNY	(2,691)	$ (3,203)	$ (29)
Euro	9/21/2017	BNY	(2,787)	(3,317)	28
Canadian Dollar	9/21/2017	BNY	(1,094)	(873)	(3)
Canadian Dollar	9/21/2017	BNY	(1,133)	(904)	1
Mexican Peso	9/21/2017	BNY	(5,008)	(280)	-
				$ (8,577)	$ (3)

Total Unrealized Loss On Forward Currency Contracts					$ (58)

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 55.9%
	BONDS - 12.1%
397	PIMCO Enhanced Short Maturity Active		$ 40,411
3	SPDR Doubleline Total Return Tactical ETF		149
3	Vanguard Long-Term Bond ETF		285
			40,845
	EQUITY FUNDS - 1.0%
15	AdvisorShares STAR Global Buy-Write ETF		443
12	iShares S&P Mid-Cap 400 Growth ETF		2,354
2	ProShares UltraPro S&P 500		220
			3,017
	INTERNATIONAL FUNDS - 8.0%
17	Deutsche X-trackers Harvest CSI 300 China		500
64	Guggenheim China Small Cap ETF		1,795
18	ISHARES EURO STOXX MID UCITS ETF EUR DIST		1,223
8	iShares JP Morgan USD Emerging Markets Bond ETF		937
10	iShares Latin America 40 ETF		345
8	iShares MSCI All Country Asia ex Japan ETF		577
8	iShares MSCI Frontier 100 ETF		243
44	iShares MSCI Japan ETF		2,407
2	iShares MSCI Japan Small-Cap ETF		146
2	iShares MSCI South Africa ETF		125
2	PowerShares Emerging Markets Sovereign Debt		60
2	VanEck Vectors Egypt Index ETF		54
653	VanEck Vectors Emerging Markets High Yield Bond		16,175
55	VanEck Vectors J.P. Morgan EM Local Currency Bond		1,068
12	Vanguard Total World Stock ETF		835
5	WisdomTree Japan Hedged Equity Fund		260
2	WisdomTree Japan Hedged Quality Dividend Growth		52
			26,802
	PREFERRED FUNDS - 0.5%
25	iShares US Preferred Stock ETF		976
32	PowerShares Variable Rate Preferred Portfolio		833
			1,809
	SECTOR FUNDS - 34.3%
2,262	Alerian MLP ETF		25,334
18	Direxion Daily 20 Year Plus Treasury Bull 3x		405
80	Energy Select Sector SPDR Fund		5,038
3	IPATH S&P 500 VIX SHORT-TERM FUTURES ETN		116
82	iShares iBoxx $ High Yield Corporate Bond ETF		7,265
7	iShares National Muni Bond ETF		781
124	iShares S&P GSCI Commodity Indexed Trust		1,793
57	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE		1,874
223	Peritus High Yield ETF		8,003
45	PowerShares Chinese Yuan Dim Sum Bond Portfolio		1,053
3	PowerShares DB US Dollar Index Bullish Fund		72
266	PowerShares Global Short Term High Yield Bond		6,441
38	PowerShares KBW Property & Casualty Insurance		2,186
47	ProShares Short VIX Short-Term Futures ETF		3,769
45	SPDR Barclays Euro High Yield Bond UCITS ETF		3,116
223	SPDR Bloomberg Barclays Convertible Securities		11,377
472	SPDR Bloomberg Barclays High Yield Bond ETF		17,587
161	SPDR Nuveen S&P High Yield Municipal Bond ETF		9,288
28	SPDR S&P Insurance ETF		2,475
12	VanEck Vectors Fallen Angel High Yield Bond ETF		360
186	VanEck Vectors International High Yield Bond ETF		4,782
28	Vanguard REIT ETF		2,353
			115,470

	TOTAL EXCHANGE TRADED FUNDS (Cost - $185,660)		187,944

`	OPEN ENDED FUNDS - 38.5%
840	Kellner Merger Fund		9,043
7,200	Merger Fund/The		77,040
4,191	Semper MBS Total Return Fund		43,419
	TOTAL OPEN ENDED FUNDS (Cost - $131,555)		129,502
SCHEDULE OF INVESTMENTS (Unaudited) ( Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2017

Shares			Value
	SHORT-TERM INVESTMENTS - 27.7%
93,077	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $93,077)		$ 93,077

	TOTAL INVESTMENTS - 122.1% (Cost - $408,244) (a)		$ 410,523

	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.1) %		(74,351)

	NET ASSETS - 100.0%		$ 336,172

	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $408,244, excluding swaps, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,396
		Unrealized depreciation:	(117)
		Net unrealized appreciation:	$ 2,279

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation/(Depreciation)
To Sell:
British Pound	9/21/2017	BNY	(550)	$ (709)	$ -
British Pound	9/21/2017	BNY	(370)	(477)	1
Euro	9/21/2017	BNY	(3,159)	(3,760)	(34)
Euro	9/21/2017	BNY	(2,127)	(2,532)	21
Japanese Yen	9/21/2017	BNY	(10,671)	(97)	1
Japanese Yen	9/21/2017	BNY	(7,184)	(65)	-
				$ (7,640)	$ (11)

Total Unrealized Loss On Forward Currency Contracts					$ (11)

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 58.2%
	BONDS - 4.5%
1,530	iShares Barclays USD Asia High Yield Bond Index		$ 16,723
20	PIMCO Enhanced Low Duration Active		2,022
4	SPDR Doubleline Total Return Tactical ETF		198
22	VanEck Vectors Africa Index ETF		525
106	Vanguard Total International Bond ETF		5,815
			25,284
	EQUITY FUNDS - 13.1%
223	AdvisorShares STAR Global Buy-Write ETF		6,591
23	Credit Suisse FI Large Cap Growth Enhanced ETN		4,429
20	Direxion Daily Small Cap Bull 3X Shares		1,087
135	Guggenheim S&P 500 Pure Value ETF		8,046
146	iShares Micro-Cap ETF		12,757
59	iShares Russell 1000 ETF		8,121
7	iShares Russell 1000 Value ETF		811
37	iShares Russell 2000 Growth ETF		6,289
24	iShares Russell 2000 Value ETF		2,788
74	iShares Russell Mid-Cap Growth ETF		8,165
10	iShares Russell Mid-Cap Value ETF		832
2	iShares S&P Mid-Cap 400 Growth ETF		392
85	ISHARES S&P/TSX SMALLCAP INDEX ETF		1,077
115	ProShares UltraPro S&P 500		12,673
			74,058
	INTERNATIONAL FUNDS -13.6%
28	AdvisorShares Dorsey Wright ADR ETF		1,470
61	Columbia India Consumer ETF		2,634
174	Deutsche X-trackers Harvest CSI 300 China		5,117
11	Deutsche X-trackers MSCI South Korea Hedged Equity		323
8	Global X MSCI Argentina ETF		238
50	Global X MSCI Nigeria ETF		1,074
234	Guggenheim China Small Cap ETF		6,563
4	IQ Canada Small Cap ETF		72
4	ISHARES EURO STOXX MID UCITS ETF EUR DIST		272
26	iShares Latin America 40 ETF		898
12	iShares MSCI All Country Asia ex Japan ETF		865
6	iShares MSCI All Peru Capped ETF		225
51	iShares MSCI Brazil Capped ETF		2,040
80	iShares MSCI EAFE ETF		5,352
73	iShares MSCI Frontier 100 ETF		2,214
35	iShares MSCI Germany Small-Cap ETF		2,010
19	iShares MSCI Indonesia ETF		511
31	iShares MSCI Ireland Capped ETF		1,358
35	iShares MSCI Japan ETF		1,915
6	iShares MSCI Japan Small-Cap ETF		438
12	iShares MSCI Philippines ETF		429
3	iShares MSCI Poland Capped ETF		82
1	iShares MSCI South Korea Capped ETF		68
5	iShares MSCI Taiwan Capped ETF		187
24	iShares MSCI UAE Capped ETF		426
110	iShares MSCI United Kingdom ETF		3,722
27	iShares MSCI United Kingdom Small-Cap ETF		1,077
1	SPDR EURO STOXX 50 ETF		40
71	SPDR S&P Emerging Asia Pacific ETF		7,044
35	VanEck Vectors Brazil Small-Ca		824
14	VanEck Vectors Egypt Index ETF		379
25	VanEck Vectors India Small-Cap Index ETF		1,442
2	VanEck Vectors Israel ETF		57
81	VanEck Vectors Russia ETF		1,727
24	VanEck Vectors Russia Small-Cap ETF		1,033
96	VanEck Vectors Vietnam ETF		1,409
148	Vanguard FTSE Emerging Markets ETF		6,556
108	Vanguard Total World Stock ETF		7,518
25	WisdomTree Emerging Markets SmallCap Dividend		1,230
15	WisdomTree Europe SmallCap Dividend Fund		1,008
1	WisdomTree International SmallCap Dividend Fund		72
2	WisdomTree Japan Hedged Equity Fund		104
48	WisdomTree Japan Hedged Quality Dividend Growth		1,255
94	WisdomTree Japan Hedged SmallCap Equity Fund		3,826
			77,108
	PREFERRED FUND - 0.0%
6	iShares US Preferred Stock ETF (Cost - $235)		234

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 58.2% (continued)
	SECTOR FUNDS -27.0%
827	Alerian MLP ETF		$ 9,262
65	AlphaClone Alternative Alpha ETF		2,670
8	Consumer Discretionary Select Sector SPDR Fund		717
53	Direxion Daily 20 Year Plus Treasury Bull 3x		1,193
50	Energy Select Sector SPDR Fund		3,149
5	FINEX TRADABLE RUSSIAN CORPORATE BONDS UCITS		548
29	FIRST ASSET ACTIVE UTILITY & INFRASTRUCTURE ETF		245
31	First Trust Dow Jones Internet Index Fund		3,116
61	First Trust Financial AlphaDEX Fund		1,768
11	Hull Tactical US ETF		299
44	iPath Bloomberg Coffee Subindex Total Return ETN		738
14	IPATH S&P 500 VIX SHORT-TERM FUTURES ETN		648
260	IQ Merger Arbitrage ETF		7,927
23	ISHARES CORE S&P/TSX CAPPED COMPOSITE INDEX ETF		443
15	iShares Global Clean Energy ETF		137
80	iShares iBoxx $ High Yield Corporate Bond ETF		7,088
32	iShares JP Morgan USD Emerging Markets Bond ETF		3,747
13	iShares MSCI Thailand Capped ETF		1,075
12	iShares Nasdaq Biotechnology ETF		4,000
3	iShares National Muni Bond ETF		335
13	iShares North American Tech-Software ETF		1,915
50	iShares S&P GSCI Commodity Indexed Trust		723
41	iShares S&P/TSX Capped Materials Index ETF		441
6	iShares S&P/TSX Global Gold Index ETF		63
3	ISHARES SILVER TRUST		50
2	ISHARES STOXX EUROPE 600 BANKS UCITS ETF DE		42
31	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE		1,019
2	iShares U.S. Consumer Services ETF		327
11	iShares U.S. Medical Devices ETF		1,825
4	iShares US Pharmaceuticals ETF		620
54	KraneShares CSI China Internet ETF		3,034
17	Materials Select Sector SPDR Fund		936
247	Peritus High Yield ETF		8,865
19	PowerShares Chinese Yuan Dim Sum Bond Portfolio		444
3	PowerShares DB Agriculture Fund		56
170	PowerShares DB US Dollar Index Bullish Fund		4,085
2	PowerShares DWA Consumer Cyclicals Momentum		91
210	PowerShares Financial Preferred Portfolio		3,996
607	PowerShares Global Short Term High Yield Bond		14,698
22	PowerShares KBW Property & Casualty Insurance		1,266
65	PowerShares S&P SmallCap Energy Portfolio		788
43	PowerShares S&P SmallCap Health Care Portfolio		3,784
53	PowerShares S&P SmallCap Information Technology		3,939
37	PowerShares Senior Loan Portfolio		856
9	PowerShares Variable Rate Preferred Portfolio		234
5	PowerShares Water Resources Portfolio		135
39	ProShares Short VIX Short-Term Futures ETF		3,128
22	ProShares Ultra Gold		937
39	SPDR Barclays Euro High Yield Bond UCITS ETF		2,701
2	SPDR Blackstone / GSO Senior Loan ETF		95
227	SPDR Bloomberg Barclays Convertible Securities		11,582
225	SPDR Bloomberg Barclays High Yield Bond ETF		8,384
47	SPDR Nuveen S&P High Yield Municipal Bond ETF		2,711
15	SPDR S&P Insurance ETF		1,326
51	SPDR S&P Regional Banking ETF		2,653
12	SPDR S&P Retail ETF		470
130	Teucrium Wheat Fund		840
9	United States Natural Gas Fund LP		60
1	United States Oil Fund LP		10
302	VanEck Vectors Emerging Markets High Yield Bond		7,481
57	VanEck Vectors Fallen Angel High Yield Bond ETF		1,711
3	VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF		176
55	VanEck Vectors International High Yield Bond ETF		1,414
47	VanEck Vectors J.P. Morgan EM Local Currency Bond		912
6	VanEck Vectors Junior Gold Miners ETF		216
15	VanEck Vectors Semiconductor ETF		1,329
9	Vanguard REIT ETF		756
9	WisdomTree Managed Futures Strategy Fund		349
			152,581

	TOTAL EXCHANGE TRADED FUNDS (Cost - $323,797)		329,265
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2017

Shares			Value
`	OPEN ENDED FUNDS - 30.4%
596	Altegris Futures Evolution Strategy Fund		$ 5,797
4,831	American Beacon Sound Point Floating Rate Income		50,048
971	AQR Managed Futures Strategy Fund		8,612
341	AQR RISK PARITY FUND		3,516
815	ASPEN MANAGED FUTURES STRATEGY FUND		6,572
209	CREDIT SUISSE COMMODITY RETURN STRATEGY FUND		1,011
1,619	Equinox MutualHedge Futures Strategy Fund		13,467
605	KELLNER MERGER FUND		6,515
386	Merger Fund/The		6,174
6,583	Semper MBS Total Return Fund		70,442
	TOTAL OPEN ENDED FUNDS (Cost - $171,259)		172,153

	SHORT-TERM INVESTMENTS - 13.7%
77,583	Milestone Treasury Obligations Fund, Institutional Class ^
	(Cost - $77,583)		77,583

	TOTAL INVESTMENTS - 102.3% (Cost - $572,639) (a)		$ 579,001

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3) %		(13,269)

	NET ASSETS - 100.0%		$ 565,732

	^ The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $572,639 excluding swaps, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 8,231
		Unrealized depreciation:	(2,073)
		Net unrealized appreciation:	$ 6,158

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	9/21/2017	BNY	1,142	$ 906	$ 1
Japanese Yen	9/21/2017	BNY	138,136	$ 1,256	-
Mexican Peso	9/21/2017	BNY	4,278	$ 239	(3)
					$ (2)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
British Pound	9/21/2017	BNY	(445)	$ (574)	$ -
Canadian Dollar	9/21/2017	BNY	(3,820)	$ (3,048)	(33)
Euro	9/21/2017	BNY	(5,119)	(6,093)	(61)
Swiss Franc	9/21/2017	BNY	(841)	(876)	(4)
				$ (10,591)	$ (98)

Total Unrealized Loss On Forward Currency Contracts					$ (100)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
August 31, 2017

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha Yorkville MLP
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,281,274	$ -	$ -	$ 5,281,274
Money Market Funds	115,084	-	-	115,084
Total	$ 5,396,358	$ -	$ -	$ 5,396,358
James Alpha Family Office Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 397,306	$ -	$ -	$ 397,306
Open Ended Funds	12,065	-	-	12,065
Money Market Funds	127,775	-	-	127,775
Total	$ 537,146	$ -	$ -	$ 537,146
Liablility Derivatives
Forward Currency Contracts	$ -	$ (2)	$ -	$ (2)
James Alpha Equity Hedge Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 142,826	$ -	$ -	$ 142,826
Open Ended Funds	26,686	-	-	26,686
Money Market Funds	107,867	-	-	107,867
Total	$ 277,379	$ -	$ -	$ 277,379
Liablility Derivatives
Forward Currency Contracts	$ -	$ (19)	$ -	$ (19)
James Alpha Event Driven Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 267,814	$ -	$ -	$ 267,814
Open Ended Funds	131,645	-	-	131,645
Money Market Funds	145,990	-	-	145,990
Forward Currency Contracts	-	29	-	29
Total	$ 545,449	$ 29	$ -	$ 545,478
Liablility Derivatives
Forward Currency Contracts	$ -	$ (87)	$ -	$ (87)
James Alpha Relative Value Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 187,944	$ -	$ -	$ 187,944
Open Ended Funds	129,502	-	-	129,502
Money Market Funds	93,077	-	-	93,077
Forward Currency Contracts	-	23	-	23
Total	$ 410,523	$ 23	$ -	$ 410,546
Liablility Derivatives
Forward Currency Contracts	$ -	$ (34)	$ -	$ (34)
James Total Hedge Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 329,265	$ -	$ -	$ 329,265
Open Ended Funds	172,153	-	-	172,153
Money Market Funds	77,583	-	-	77,583
Forward Currency Contracts	-	1	-	1
Total	$ 579,001	$ 1	$ -	$ 579,002
Liablility Derivatives
Forward Currency Contracts	$ -	$ (101)	$ -	$ (101)
* Refer to the Schedule of Investments for industry classification.
The Portfolio did not hold any Level 2 or Level 3 securities at the end of the period. There were no transfers between Level 1 and Level 2 at the end of the period.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 28, 2017
Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce thei valuer.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

Underlying Investment in Other Investment Companies - The Funds currently invests a portion of their assets in Milestone Treasury Bbligations Fund – Institutional Class. The Funds may redeem their investments from Milestone Treasury Bbligations Fund – Institutional Class at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so. The performance of the Funds may be directly affected by the performance of the Milestone Treasury Bbligations Fund – Institutional Class.. The financial statements of the Milestone Treasury Bbligations Fund – Institutional Class, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2017 the percentage of the Fund’s net assets invested in the Milestone Treasury Bbligations Fund – Institutional Class was 31.3%, 38.8%, 35.4% and 27.7% for James Alpha Family Office Portfolio, James Alpha Equity Hedge Portfolio, James Alpha Event Driven Portfolio and James Alpha Relative Value Portfolio, respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 10/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 10/23/17

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 10/23/17